Employee benefit plans - Plan Assets (Details) - Plan assets - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair values
Plan assets	€ 316,124	€ 317,585
Equity investments
Fair values
Index funds	85,321	77,718
Fixed income investments
Fair values
Government securities	2,875	9,241
Corporate bonds	202,642	186,500
Other bonds	10,179	3,518
U.S. treasury money market funds	14,999	40,510
Other types of investments
Fair values
Cash, money market and mutual funds	108	98
Level 1
Fair values
Plan assets	26,094	51,460
Level 1 | Equity investments
Fair values
Index funds	8,440	1,972
Level 1 | Fixed income investments
Fair values
Government securities	2,547	8,880
U.S. treasury money market funds	14,999	40,510
Level 1 | Other types of investments
Fair values
Cash, money market and mutual funds	108	98
Level 2
Fair values
Plan assets	282,613	266,125
Level 2 | Equity investments
Fair values
Index funds	76,881	75,746
Level 2 | Fixed income investments
Fair values
Government securities	328	361
Corporate bonds	202,642	186,500
Other bonds	2,762	€ 3,518
Level 3
Fair values
Plan assets	7,417
Level 3 | Fixed income investments
Fair values
Other bonds	€ 7,417